Prepaid expenses and other current assets	9 Months Ended
Sep. 30, 2023
Prepaid expenses and other current assets
Prepaid expenses and other current assets

10. Prepaid expenses and other current assets

Prepaid expenses and other assets consist primarily of prepaid expenses such as insurance as well as acquisition costs of players and security deposits. Acquisition costs of players are amortized on a straight-line basis over the players’ contract terms.